Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costumers [Abstract]
Domestic market	R$ 1,459,623	R$ 869,306
Foreign market	2,209,094	1,215,626
Allowance for doubtful accounts	(350,025)	(380,559)	R$ (327,974)
Total customers portfolio	3,318,692	1,704,373
Current assets	3,281,196	1,634,137
Non-current assets	37,496	70,236
Total	R$ 3,318,692	R$ 1,704,373